Statement of Changes in Net Asset Available for Benefits - EBP Plan No. 003	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 9,603,822,417
Interest and dividends	293,278,906
Other income	4,832,972
Total non-Master Trust investment income	9,901,934,295
Plan interest in the Stable Value Master Trust investment income	161,207,334
Net investment income	10,063,141,629
Contributions (Note 1)
Participant	1,687,000,661
Employer	1,287,347,383
Rollover	127,366,195
Total contributions	3,101,714,239
Interest income on participant notes receivable	65,386,868
Total additions	13,230,242,736
Deductions to net assets available for benefits attributed to:
Benefits paid to Plan participants	4,802,205,675
Total deductions	4,802,205,675
Net increase (decrease)	8,428,037,061
Net assets available for benefits
Beginning of year	63,252,937,108
End of year	$ 71,680,974,169